RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS AND PREVIOUSLY ISSUED UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS - Interim Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) (Details) - $ / shares
	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Prior Period Adjustment [Abstract]
Converted perferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Converted perferred stock, shares authorized	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000
Converted perferred stock, shares issued	2,388,905	2,388,905	3,038,905	3,038,905	3,038,905	23,237,703
Converted perferred stock, shares Outstanding	2,388,905	2,388,905	3,038,905	3,038,905	3,038,905	23,237,703